Derivative Liabilities	6 Months Ended
Jun. 30, 2024
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

NOTE 7 — DERIVATIVE LIABILITIES

Additional Warrants

On November 28, 2022, the Company issued additional warrants (the “Additional Warrants”), following certain adjustments pursuant to the terms of the warrants issued as part of the Company’s Initial Public Offering (the “IPO Warrants”), to purchase up to 403,504 Ordinary Shares to certain qualified buyers, as defined in the IPO Warrants. The term of each Additional Warrant is five years from the issuance date. Each Additional Warrant holder receives semi-annual payments equal to approximately 2.3% of the Company’s gross revenues, calculated for the first and second six-month fiscal periods, shared pro rata among qualified holders (“Revenue Sharing Payment”). As of June 30, 2024, the Revenue Sharing Payment was equal to approximately 2.3% of the Company’s revenues for the six months ended June 30, 2024. The Company determined that the Additional Warrants preclude equity classification due to the Revenue Sharing Payment feature. As such, the Additional Warrants were classified as a derivative liability. The derivative liability is recorded at fair value and amounted to $922 thousand as of June 30, 2024.

Additionally, the revenue forecast over the life of the Additional Warrants is a significant input in determining the price of the Additional Warrants as of June 30, 2024.

Series A Warrants

As part of the Private Placement, the Company issued Series A Warrants to purchase up to an aggregate of 3,380,586 Ordinary Shares at an exercise price of $2.69 per Ordinary Share (subject to certain anti-dilution and share combination event protections) as of the Issuance Date. Following effectiveness of the Resale Registration Statement, on March 11, 2024, the Series A Warrants are exercisable into an aggregate of 13,373,208 Ordinary Shares at an exercise price of $0.68 per Ordinary Share (subject to certain anti-dilution and share combination event protections). The Series A Warrants were immediately exercisable, and set to expire within sixty-six (66) months from the date of issuance. According to terms of the Series A Warrants, in an event of a Dilutive Issuance (as defined in the Series A Warrant) or a Share Combination Event (as defined in the Series A Warrant), if the lowest share price during the five consecutive trading days commencing on the date on which the Share Combination Event is effected is less than the exercise price per Ordinary Share (“Exercise Price”), and the total exercise price will be reduced and the number of Series A Warrant shares issuable hereunder shall be increased in such that the aggregate exercise price payable hereunder, after taking into account the decrease in the Exercise Price, shall be equal to the aggregate Exercise Price on the issue date.

The Company determined that the Series A Warrants preclude equity classification due to the anti-dilutive protection feature. As such, the Series A Warrants were classified as a derivative liability. The derivative liability is recorded at fair value and amounted to $5,484 thousand as of June 30, 2024.

The following table presents changes in the fair value of the derivative Series A Warrants and the Additional Warrants liability during the period (in thousands)

	Series A Warrants	Additional Warrants	Total

Balance as of December 31, 2023	-	1,375	1,375
Issuance on January 29, 2024	4,301	-	4,301
Change in fair value	1,183	(453)	730
Balance as of June 30, 2024	5,484	922	6,406

The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants:

	June 30, 2024	December 31, 2023
Expected volatility	121.91%	101.39%
Exercise price	$14.14	14.14
Share price	$0.30	3.05
Risk-free interest rate	4.47%	3.93%
Dividend yield	-	-
Expected life	3.41	3.91
Weighted average cost of capital (WACC)	20.7%	20.4%

The following table lists the significant unobservable inputs used for calculation of fair value of Series A Warrants:

June 30, 2024
Expected volatility	125.6%
Exercise price	$0.68
Share price	$0.30
Risk-free interest rate	4.33%
Dividend yield	-
Expected life	5.08